SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) shares in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($) Segments	Dec. 31, 2019 USD ($)
Multiemployer Plan [Line Items]
Reportable segments | Segments		2
Successors [Member]
Multiemployer Plan [Line Items]
Non-cash additions to capital lease obligations			$ 33,700
Business combination, ordinary shares issued | shares	544,400
Minimum service period duration for employee severance pay benefit, description		The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract.
Operating segments | Segments		2
Reportable segments | Segments		2
Successors [Member] | Board of Directors [Member]
Multiemployer Plan [Line Items]
Stock-based compensation arrangements, vesting period		1 year
Successors [Member] | Employees [Member]
Multiemployer Plan [Line Items]
Stock-based compensation arrangements, vesting period		3 years
Successors [Member] | Hana Loan [Member]
Multiemployer Plan [Line Items]
Origination fee	$ 600
Reimbursement of transaction fees and expenses through issuance of ordinary shares	2,100
Successors [Member] | Sahara Petroleum Services Company [Member]
Multiemployer Plan [Line Items]
Capital lease obligations, current		$ 2,000
Capital lease obligations, non current		13,500
Successors [Member] | Other Current Liabilities [Member]
Multiemployer Plan [Line Items]
Capital lease obligations, current		22,500	3,000
Successors [Member] | Other Liabilities [Member]
Multiemployer Plan [Line Items]
Capital lease obligations, current		5,500	3,000
Successors [Member] | Seller Provided Installment Financing Two [Member] | Other Current Liabilities [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		3,200
Successors [Member] | Accounts Payable [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment	20,800		21,700
Successors [Member] | Accounts Payable [Member] | Seller Provided Installment Financing One [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		16,600
Successors [Member] | Accounts Payable [Member] | Seller Provided Installment Financing Two [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		11,400
Successors [Member] | Accrued Liabilities [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment			3,000
Successors [Member] | Accrued Liabilities [Member] | Seller Provided Installment Financing One [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		0
Successors [Member] | Short-term Debt [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment	$ 14,700		$ 29,300
Successors [Member] | Short-term Debt [Member] | Seller Provided Installment Financing One [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		20,400
Successors [Member] | Short-term Debt [Member] | Seller Provided Installment Financing Two [Member]
Multiemployer Plan [Line Items]
Purchases of property, plant, and equipment		$ 600